Financing Income, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Income, Net [Abstract]
Short-term interest expenses, commissions and other	$ (873)	$ (224)	$ (404)
Gains (losses) on derivative financial instruments		(314)	819
Gains in respect of marketable securities	2	22	30
Interest expenses in respect of long-term loans	(8)	(12)	(4)
Interest income in respect of deposit	1,770	1,817	1,168
Exchange rate differences and others, net	96	811	(1,470)
Financing income, net	$ 987	$ 2,100	$ 139